Accounting Changes and New Accounting Guidance	12 Months Ended
Dec. 31, 2012
Accounting Changes and New Accounting Guidance

Note 2—Accounting changes and new accounting guidance

ASU 2011-04—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs

In May 2011, the FASB issued ASU 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. The ASU clarifies the application of existing fair value measurement and disclosure requirements including 1) the application of concepts of highest and best use and valuation premise in a fair value measurement are relevant only when measuring the fair value of non-financial assets and are not relevant when measuring the fair value of financial assets or any liabilities, 2) measuring the fair value of an instrument classified in shareholders’ equity from the perspective of a market participant that holds that instrument as an asset, and 3) disclosures about quantitative information regarding the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. This ASU also requires the disclosure of the level of the fair value hierarchy for financial instruments not reported at fair value on the balance sheet. This ASU did not impact our results of operations. See Note 21 “Fair value measurement” of the Notes to Consolidated Financial Statements for the related disclosures.

ASU 2011-05—Presentation of Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income”. This ASU increased the prominence of other comprehensive income in the financial statements. The ASU requires the disclosure of comprehensive income and its components in one of two ways: a single continuous statement or in two separate but consecutive statements. The ASU did not change the components of other comprehensive income. This ASU did not impact our results of operations. BNY Mellon adopted the two-statement approach. See the Consolidated Comprehensive Income Statement and Note 17 “Other comprehensive income (loss)” of the Notes to Consolidated Financial Statements for the related disclosures.

ASU 2011-08—Testing Goodwill for Impairment

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment”, which amended the guidance in ASC 350 for goodwill impairment. This ASU permits entities performing goodwill impairment tests the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., Step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU did not change how goodwill was calculated or assigned to reporting units, or the annual goodwill impairment testing requirement. In addition, the ASU did not amend the requirement to perform interim goodwill impairment tests if events or circumstances warrant; however, it did revise the examples of events and circumstances that an entity should consider. The amendments were effective for annual and interim goodwill impairment tests performed for fiscal years beginning after Dec. 15, 2011. This ASU did not impact our results of operations.